Label	Element	Value
Destinations Multi Strategy Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED APRIL 4, 2024

TO THE PROSPECTUS, DATED JULY 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Destinations Multi Strategy Alternatives Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Destinations Multi Strategy Alternatives Fund fees and expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual expenses have been restated based on estimated current expenses as of April 1, 2024 using the Fund's assets as of March 22, 2024. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the “Financial Highlights” section in the prospectus).
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destinations Multi Strategy Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividends/Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1],[2]
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.42%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,137
Destinations Multi Strategy Alternatives Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividends/Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1],[2]
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976

[1]	Annual expenses have been restated based on estimated current expenses as of April 1, 2024 using the Fund's assets as of March 22, 2024. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the “Financial Highlights” section in the prospectus).
[2]	Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.